Inventories (Detail) - Inventories (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 111,554	$ 158,316	$ 167,765
Work in process	115,028	179,314	191,450
Finished goods	222,222	157,856	385,793
Inventories, net	$ 448,804	$ 495,486	$ 745,008